DESCRIPTION OF BUSINESS AND GOING CONCERN	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Description Of Business And Going Concern
Note 1. DESCRIPTION OF BUSINESS AND GOING CONCERN

MetaStat, Inc. (“we,” “us,” “our,” the “Company,” or “MetaStat”) is a molecular diagnostic company focused on the development and commercialization of novel diagnostics to provide physicians and patients actionable information regarding the risk of systemic metastasis. We believe cancer treatment strategies can be personalized and outcomes improved through new diagnostic tools that more accurately identify the aggressiveness and metastatic potential of primary tumors.

Systemic metastasis, cancer that spreads from a primary tumor through the bloodstream to other areas of the body, is responsible for approximately 90% of all solid tumor cancer related deaths. However, for example, only 30-35% of breast cancer are biologically capable of metastatic spread yet the majority of these patients are treated with aggressive therapies that could be modified or eliminated if the true biologic nature of the disease could be identified.

We are developing two epigenetic-based diagnostic assays called MetaSite Breast™ and MenaCalc™. Both our MetaSite Breast™ and MenaCalc™ diagnostic product lines are designed to accurately stratify patients based on their individual risk of metastasis and to allow oncologists to better "customize" cancer treatment decisions by positively identifying patients with a high-risk of metastasis who need aggressive therapy and by sparing patients with a low-risk of metastasis from the harmful side effects and expense of chemotherapy.

Basis of Presentation

The accompanying unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, MetaStat BioMedical, Inc., a Delaware corporation. All significant intercompany balances and transactions have been eliminated in consolidation.  These interim financial statements have been prepared in conformity with generally accepted accounting principles (“GAAP”) in the United States consistent with those applied in, and should be read in conjunction with, the Company’s audited consolidated financial statements and related footnotes for the year ended February 28, 2014 included in the Company’s Annual Report on Form 10-K as filed with the United States Securities and Exchange Commission (“SEC”) on June 13, 2014. These financial statements reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the Company’s financial position as of November 30, 2014 and its results of operations and cash flows for the interim periods presented and are not necessarily indicative of results for subsequent interim periods or for the full year. These interim financial statements do not include all of the information and footnotes required by GAAP for complete financial statements and allowed by the relevant SEC rules and regulations; however, the Company believes that its disclosures are adequate to ensure that the information presented is not misleading. Certain amounts in prior periods have been reclassified to conform to current presentation.

Going Concern

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. As of November 30, 2014, the Company has an accumulated deficit of $17,671,372. The continuation of the Company as a going concern is dependent upon continued financial support from its shareholders, the ability of the Company to obtain necessary equity and/or debt financing to continue operations, and the attainment of profitable operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company cannot make any assurances that additional financings will be completed on a timely basis, on acceptable terms or at all.  If the Company is unable to complete a debt or equity offering, or otherwise obtain sufficient financing when and if needed, it would negatively impact it’s business and operations, which could cause the price of its common stock to decline. It could also lead to the reduction or suspension of the Company’s operations and ultimately force the Company to cease operations. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Recent Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) No. 2014-10, “Development Stage Entities (Topic 915), Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, "Consolidation” (“ASU 2014-10”). The amendments in ASU 2014-10 remove the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thereby removing the financial reporting distinction between development stage entities and other reporting entities from GAAP.  In addition, the amendments eliminate the requirements for development stage entities to: (i) present inception-to-date information in the statements of income, cash flows, and shareholder equity; (ii) label the financial statements as those of a development stage entity; (iii) disclose a description of the development stage activities in which the entity is engaged; and (iv) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. The presentation and disclosure requirements in ASC Topic 915, "Development Stage Entities" are no longer required for interim and annual reporting periods beginning after December 15, 2014, however, early adoption is permitted. The Company has elected to early adopt the presentation and disclosure provisions of ASU 2014-10 for its unaudited condensed consolidated financial statements effective August 31, 2014.

In August 2014, the FASB issued ASU No. 2014-15, “ Presentation of Financial Statements-Going Concern” (“ASU 2014-15”), which establishes management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern in connection with preparing financial statements for each annual and interim reporting period.  ASU 2014-15 also provides guidance to determine whether to disclose information about relevant conditions and events when there is substantial doubt about an entity’s ability to continue as a going concern.  This update is effective for interim and annual reporting periods beginning December 15, 2016; early adoption is permitted.  We are currently evaluating the impact that this standard will have on our consolidated financial statements.

MetaStat, Inc. (“we,” “us,” “our,” the “Company,” or “MetaStat”) formerly known as Photovoltaic Solar Cells Inc. (“PVSO”) was incorporated on March 28, 2007 under the laws of the State of Nevada.  From inception until November of 2008, PVSO’s business plan was to produce and market inexpensive solar cells and in November 2008, our board of directors determined that the implementation of our business plan was no longer financially feasible.  At such time, we discontinued the implementation of our prior business plan and pursued an acquisition strategy, whereby we sought to acquire a business. Based on these business activities, until February 27, 2012, we were considered a "blank check" company, with no or nominal assets (other than cash) and no or nominal operations.

MetaStat BioMedical, Inc. (“MBM”) formerly known as MetaStat, Inc., our Delaware operating subsidiary, was incorporated in the state of Texas on July 22, 2009, re-incorporated in the State of Delaware on August 26, 2010, and since inception has been a Development Stage Enterprise as defined by the ASC 915-15. During this time MBM has devoted substantially all of its efforts to activities such as acquiring biomedical technology licenses, funding research and development, engaging in organizational activities, and raising capital. MBM was formed to allow cancer patients to benefit from the latest discoveries in how cancer spreads to other organs in the body.

On February 27, 2012, we consummated a share exchange transaction as more fully described below, whereby we acquired all the outstanding shares of MBM and, MBM became our wholly owned subsidiary. From and after the share exchange, our business has been conducted through our wholly owned subsidiary, MBM, and the discussion of our business is that of our current business which is conducted through MBM.

Prior to April 9, 2012, our company name was Photovoltaic Solar Cells, Inc. For the sole purpose of changing our name, on April 9, 2012, we merged with a newly-formed, wholly owned subsidiary incorporated under the laws of Nevada called MetaStat, Inc. As a result of the merger, our corporate name was changed to MetaStat, Inc.  In May 2012, we changed the name of our Delaware operating subsidiary to MetaStat BioMedical, Inc. from MetaStat, Inc.

We are a development stage life sciences company focused on developing and commercializing novel diagnostic technologies and therapeutics for the early and reliable prediction and treatment of systemic metastasis - cancer that spreads from a primary tumor through the bloodstream to other areas of the body. Systemic metastasis is responsible for greater than 90% of all solid tumor cancer related deaths and as such, we believe more accurate risk stratification and effective treatment of metastatic disease and/or the prevention of systemic metastasis is needed to improve patient outcomes.

Share Exchange Agreement

On February 27, 2012 (the “Closing Date”), we entered into a Share Exchange Agreement (the “Exchange Agreement”) by and among us, MBM, the holders of all outstanding shares of MBM (the “MBM Shareholders”) and Waterford Capital Acquisition Co IX, LLC, our principal shareholder (the “Company Principal Shareholder”), whereby we acquired all of the outstanding shares of MBM (the “MBM Shares”) from the MBM Shareholders.  In exchange, we issued to the MBM Shareholders an aggregate of 18,369,421 shares of our common stock (the “Exchange Shares”), equal to 95.6% of our outstanding shares of common stock after such issuance. As a result of the transactions contemplated by the Exchange Agreement (collectively, the “Share Exchange”), MBM became our wholly owned subsidiary. Pursuant to the Exchange Agreement, we assumed warrants to purchase up to 780,511 shares of MBM’s common stock, with exercise prices ranging between $1.50 and $2.00 per share on a 2.2-for-1 basis, equivalent to 1,717,122 shares of our common stock with exercise prices ranging from $0.68 to $0.91 per share. Immediately prior to the Share Exchange, we converted approximately $336,075 of debt owed to the Company Principal Shareholder into 309,595 shares of our common stock (the “Debt Conversion”) and issued an aggregate of 36,000 shares of our common stock to certain of our officers, directors and consultants in consideration for services rendered to us, leaving 840,000 shares of our common stock outstanding immediately prior to the issuance of the Exchange Shares and showing on our Statement of Stockholders’ Equity as 840,000 shares as ‘recapitalization of PVSO shareholders’. Additionally, immediately prior to the Share Exchange, we issued five-year warrants to purchase up to an aggregate of 350,000 shares of our common stock at an exercise price of $1.40 per share, of which warrants to purchase 337,500 shares were issued for a purchase price of $21,000 and warrants to purchase 12,500 shares were issued for services rendered to us prior to the Share Exchange (the “Warrant Financing”). We used the proceeds of the Warrant Financing to pay off all of our liabilities prior to the Share Exchange.

On the Closing Date, we assumed MBM’s 2012 Omnibus Securities and Incentive Plan (the “2012 Plan”) and reserved 1,116,789 shares of our common stock for the benefit of our employees, nonemployee directors and consultants. All 507,500 options outstanding under the 2012 Plan were converted, on a 2.2-for-1 basis, into the right to receive options to purchase up to 1,116,500 shares of our common stock with an exercise price of $0.68 per share.  On May 21, 2012, we increased the number of authorized and unissued shares of common stock reserved for issuance pursuant to the 2012 Plan to 3,316,789.

Going Concern

These accompanying financial statements have been prepared assuming that the Company will continue as going concern. For the period from July 22, 2009 (inception) to February 28, 2014, the Company has accumulated a deficit of $10,727,675, including a net loss of $5,365,196 for the year ended February 28, 2014, and has not generated revenues or positive cash flows from operations. The continuation of the Company as a going concern is dependent upon continued financial support from its shareholders, the ability of the Company to obtain necessary equity and/or debt financing to continue operations, and the attainment of profitable operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company cannot make any assurances that additional financings will be available to it and, if available, completed on a timely basis, on acceptable terms or at all.  If the Company is unable to complete a debt or equity offering, or otherwise obtain sufficient financing when and if needed, it would negatively impact its business and operations and could also lead to the reduction or suspension of the Company’s operations and ultimately force the Company to cease operations. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.